Pension and other post-retirement benefits - Weighted Average Assumptions Used to Determine Net Benefit Obligation (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.19%	4.19%
Interest crediting rate (for cash balance plans)	4.48%	4.43%
Rate of compensation increase	4.00%	4.00%
Rate of compensation increase	4.00%	3.00%
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.29%	4.26%
Health care cost trend rate
Before age 65	6.125%	6.25%
Age 65 and after	6.125%	6.25%
Assumed ultimate medical inflation rate	4.75%	4.75%
Year in which ultimate rate is reached	2031	2031